BORROWINGS	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
BORROWINGS

10. BORROWINGS

Interest expenses related to borrowing were $283,619, $373,415 and $552,671 for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2023 and 2024, the weighted average interest rate of the short-term borrowings was 3.93% and 3.92% per annum, respectively. As of December 31, 2023 and 2024, the weighted average interest rate of the long-term borrowing was 4.40% and 4.40% per annum, respectively.

Borrowing as of December 31, 2023 and 2024 represented the following:

Lender	Interest rate	Issuance Date	Maturity Date	As of December 31, 2023	As of December 31, 2024
Short-term borrowings
China Merchants Bank (i)	3.90%	January 26, 2024	January 26, 2025	$-	$4,109,983
Wuhan Rural Commercial Bank (ii)	4.81%	March 26, 2024	March 20, 2025	-	1,232,995
Bank of China (iii)	3.45%	September 25, 2024	September 25, 2025	-	1,369,994
China CITIC Bank (iv)	3.65%	October 9, 2023	October 8, 2024	704,235	-
China CITIC Bank (v)	3.45%	June 27, 2024	June 26, 2025	-	684,997
China Everbright Bank (vi)	3.75%	January 22, 2024	January 21, 2025	-	684,997
HanKou Bank (vii)	4.50%	February 23, 2024	February 22, 2025	-	684,997
Industrial Bank (viii)	3.90%	May 24, 2024	May 23, 2025	-	684,997
China Zheshang bank (ix)	3.80%	April 10, 2024	April 7, 2025	-	684,997
China CITIC Bank (x)	3.45%	June 27, 2024	June 26, 2025	-	410,998
China Construction Bank (xi)	4.05%	May 7, 2024	May 6, 2025	-	1,372
China Merchants Bank (xii)	3.90%	February 17, 2023	February 17, 2024	4,225,412	-
Wuhan Rural Commercial Bank (xiii)	4.81%	March 23, 2023	March 22, 2024	394,372	-
Total				$5,324,019	$10,550,327
Long-term borrowing, current portion
Hua Xia Bank (xiv)	4.40%	March 29, 2023	March 21, 2024	$140,847	$-
Hua Xia Bank (xiv)	4.40%	March 29, 2023	September 21, 2024	140,847	-
Hua Xia Bank (xiv)	4.40%	March 29, 2023	September 21, 2025	-	136,999
Hua Xia Bank (xiv)	4.40%	March 29, 2023	March 21, 2025	-	136,999
Subtotal				281,694	273,998
Long-term borrowings
Hua Xia Bank (xiv)	4.40%	March 29, 2023	March 29, 2026	3,713,180	3,376,519
Total				$3,994,874	$3,650,517

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

10. BORROWINGS – Continued

(i)	The principal of the loan is RMB30,000,000 (approximately $4,109,283). The loan is pledged by existing and potential account receivables of Wuhan ESVF, Shenzhen VF and Xinghui Culture due from Tengjing Sports Culture Development (Shanghai) Co., Ltd., Shenzhen Tencent Computer Systems Co., Ltd., Tencent Technology (Chengdu) Co., Ltd., Tencent Technology (Shenzhen) Co., Ltd and guaranteed by Shenzhen VF and the Group’s shareholders, Liwei Sun and Rui Zhou.
(ii)	The principal of the loan is RMB9,000,000 (approximately $1,232,995). The loan is guaranteed by Wuhan ESVF, and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.
(iii)	The principal of the loan is RMB10,000,000 (approximately $1,369,994). The loan is guaranteed by Xinghui Media and the Group’s shareholder, Liwei Sun and Rui Zhou.
(iv)	The principal of the loan is RMB5,000,000 (approximately $704,235). The loan is guaranteed by the Group’s shareholders, Liwei Sun and Rui Zhou.
(v)	The principal of the loan is RMB5,000,000 (approximately $684,997). The loan is guaranteed by the Group’s shareholders, Liwei Sun and Rui Zhou.
(vi)	The principal of the loan is RMB5,000,000 (approximately $684,997). The loan is guaranteed by Shenzhen VF and the Group’s shareholders, Liwei Sun and Rui Zhou. And The loan is pledged by existing account receivables of Wuhan ESVF due from Shanghai Dianding CO., LTD.
(vii)	The principal of the loan is RMB5,000,000 (approximately $684,997). The loan is guaranteed by Wuhan ESVF.
(viii)	The principal of the loan is RMB5,000,000 (approximately $684,997). The loan is guaranteed by Wuhan ESVF, and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang. The loan is pledged by account receivables of Hongli Culture due from Hubei Jinlin Trading Co.,Ltd.
(ix)	The principal of the loan is RMB5,000,000 (approximately $684,997). The loan is guaranteed by Wuhan ESVF, and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang. And The loan is pledged by existing account receivables of Hongli Culture due from Tencent Technology (Shenzhen) Co., Ltd and Digital Ice and Snow (Beijing) Technology Co., Ltd.
(x)	The principal of the loan is RMB3,000,000 (approximately $410,998). The loan is guaranteed by Wuhan ESVF, and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.
(xi)	The principal of the loan is RMB5,000,000 (approximately $688,023), the repayment amount is RMB4,990,001 and RMB9,999(approximately $1,372) left unpaid.
(xii)	The principal of the loan is RMB30,000,000 (approximately $4,225,412). The loan is pledged by existing and potential account receivables of Wuhan ESVF, Shenzhen VF and Xinghui Culture due from Tengjing Sports Culture Development (Shanghai) Co., Ltd., Shenzhen Tencent Computer Systems Co., Ltd., Tencent Technology (Chengdu) Co., Ltd., Tencent Technology (Shenzhen) Co., Ltd and Shanghai Lingyang Culture Communication Co., Ltd., and guaranteed by Shenzhen VF and the Group’s shareholders, Liwei Sun and Rui Zhou.
(xiii)	The principal of the loan is RMB2,800,000 (approximately $394,372). The loan is guaranteed by the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.
(xiv)	The principal of the loan is RMB30,000,000 (approximately $4,109,983). The loan is guaranteed by Wuhan Zhongzhe Financing Guarantee Co., LTD., Hongli Culture and the Group’s shareholders, Liwei Sun and Rui Zhou. As of December 31, 2024, the outstanding loan principal of RMB2,000,000 (approximately $273,998) is due within twelve months, which is classified as current portion of long-term borrowing and the remaining portion of principal of RMB 24,740,566 (approximately $3,389,444) is presented as a long-term borrowing. And debt issuance costs of RMB353,774(approximately $48,467) were deducted from the proceeds from the loan.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)